UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

AXP(R)
    Tax-Free
          Money
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   June 30, 2004

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   8

Financial Statements                       11

Notes to Financial Statements              14

Fund Expenses Example                      17

Proxy Voting                               18

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2   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Jamie Jackson*                    7/04                       16

* The Fund is managed by a team of portfolio managers led by Jamie Jackson.

FUND OBJECTIVE

For investors seeking a level of current income exempt from federal income tax consistent with liquidity and stability of principal.

Inception date                                                   8/5/80

Ticker symbol                                                     ITFXX

Total net assets                                         $141.3 million

Number of holdings                                                   43

Weighted average maturity**                                     15 days

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
  X                HIGH
                   MEDIUM  QUALITY
                   LOW

TOP TEN STATES

Percentage of portfolio assets

Illinois                                                           12.8%
Texas                                                              12.0
Minnesota                                                           8.8
Georgia                                                             7.1
Florida                                                             7.0
California                                                          5.4
Virgina                                                             5.0
Washington                                                          4.8
District of Columbia                                                4.8
New Hampshire                                                       4.7

SECTOR COMPOSITION

Percentage of portfolio assets

Municipal notes                                                   100%

** Weighted average maturity is the amount of time remaining before securities are due and principal must be repaid.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Certain income may be subject to alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

On July 22, 2004, Jamie Jackson was named portfolio manager of AXP Tax-Free Money Fund, replacing Jerri Cohen. Below, Jackson and Cohen discuss the Fund's results and positioning for the six months ended June 30, 2004.

Q:   How did AXP  Tax-Free  Money Fund perform for the six months ended June 30,
     2004?

A: AXP Tax-Free Money Fund gained 0.15% for the six months ended June 30, 2004. The annualized simple yield was 0.37% and the annualized compound yield was 0.37% for the seven-day period ended June 30, 2004.

Q:   What factors affected performance during the semiannual period?

A: Solid economic data and subtle shifts in statements from the Federal Reserve Board (the Fed), which caused a steepening in the short-term yield curve, were the predominant factors affecting the Fund's semiannual results.

     In January 2004, the Fed stated that it could be "patient" in maintaining its accommodative monetary policy, a subtle shift from the "considerable period" it had been reiterating since August 2003. On May 4, 2004, the Fed indicated it believed its policy accommodation could be removed at "a pace that is likely to be measured." This change served to remind people that short-term interest rates would rise eventually. Indeed, in April 2004, the markets were already pricing in the probability of an interest rate hike by the Fed some time this summer. During these same spring months, indicators started appearing that the U.S. economy was continuing to expand, the idea of a jobless recovery dissipated, and the market became concerned about an uptick in inflation. As a result, the tax-exempt money market yield curve began to steepen. Finally, after much anticipation, the Fed raised the targeted federal funds rate on June 30, 2004 by a quarter-percentage point, to 1.25%, stating that its monetary policy remained accommodative, even after this action.

(bar chart)
                                   PERFORMANCE
                  For the six-month period ended June 30, 2004

                                    (bar 1)
0.15%                               +0.15%

0.10%

0.05%

0.00%

(bar 1)  AXP Tax-Free Money Fund

Past performance is no guarantee of future results.

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4   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The income potential of tax-exempt money market securities remained attractive relative to comparable taxable securities.(end callout quote)

    Within the tax-exempt money market, supply exceeded demand. Thus, the income potential of tax-exempt money market securities remained attractive relative to comparable taxable securities. For most of the period, short-term tax-exempt rates were at least 90% of comparable short-term taxable rates. For about half of the period, short-term tax-exempt rates actually exceeded comparable taxable rates, making tax-exempts attractive to investors in all tax brackets.

AVERAGE ANNUAL TOTAL RETURNS

(Inception date)                                          (8/5/80)

as of June 30, 2004
6 months*                                                  +0.15%
1 year                                                     +0.29%
3 years                                                    +0.75%
5 years                                                    +1.69%
10 years                                                   +2.34%
Since inception                                            +3.62%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Not annualized.

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5   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

Q: What changes did you make to the portfolio and how is it currently positioned?

A: Through most of the semiannual period, we gradually reduced the Fund's weighted average maturity by purchasing shorter maturities and by shifting from fixed rate securities to variable rate securities. Since variable rate securities reset to higher or lower interest rates as market rates rise or fall, we believe these securities offer good value in a rising interest rate environment. After strong payroll numbers were released in April, indicating that more than 300,000 new jobs had been added to the economy in March, sentiment grew that a change in the Fed's monetary policy may come sooner rather than later. Thus, we shortened the Fund's weighted average maturity further. We also adjusted the Fund's average maturity throughout the semiannual period to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high municipal note issuance in June, and the January and July reinvestment periods. At the end of the semiannual period, the Fund had a shorter average maturity and a higher position in variable rate securities than it did in the prior year.

     We stayed disciplined throughout the period in our commitment to purchase only high-quality instruments, with an emphasis on securities with credit enhancements, such as guarantees by a bank or insurance company. We believe the portfolio is currently well positioned to strategically navigate the anticipated higher interest rate environment.

Q:   How do you intend to manage the Fund in the coming months?

A: We believe tax-exempt interest rates will continue to move higher in the months ahead, as the U.S. economy continues to expand. We believe modestly rising inflation, estimated to reach an annualized rate of about 2.3% by the end of 2004, may prompt the Fed to move the targeted federal funds rate from its current 1.25% to approximately 2.00% by the end of 2004 in a series of gradual increases. As a result, the tax-exempt money market yield curve may likely steepen further, as anticipated rate hikes get priced in.

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6   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

    We will continue to closely monitor economic data, Fed policy, and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We believe that the tax-free money market will continue to offer attractive yields compared to its taxable counterpart, although as the absolute level of short-term rates rises, the ratio of tax-exempt versus taxable yields is likely to gradually decline. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking a high level of current income exempt from federal income tax consistent with liquidity and stability of principal.

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7   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Tax-Free Money Fund

June 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes (99.8%)
Issue(b,c,d)          Annualized                 Amount            Value(a)
                     yield on date             payable at
                      of purchase               maturity

Alabama (0.3%)
Columbia Industrial Development Board
  Refunding Revenue Bonds
  (Alabama Power) V.R.D.N. Series 1995C
   10-01-22                1.14%                  $400,000(e)      $400,000

Arizona (4.7%)
Phoenix Water System C.P. Series B
  (Dexia Credit Local)
   07-07-04                0.95                  1,600,000        1,600,000
   07-08-04                0.95                  3,000,000        3,000,000
Salt River Project Agricultural Improvement & Power
  District Electric System C.P. Series B
   07-08-04                0.95                  2,000,000        2,000,000
Total                                                             6,600,000

California (5.4%)
ABAG Finance Authority for Nonprofit
  Corporations Revenue Bonds (Jewish Community
  Center of San Francisco)
  V.R.D.N. Series 2002
  (Allied Irish Bank, Bank of New York)
   11-15-31                1.10                  2,300,000(e)     2,300,000
State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-2 (BNP Paribas)
   05-01-22                1.12                  5,300,000(e)     5,300,000
Total                                                             7,600,000

Colorado (4.6%)
State Educational & Cultural Facilities Authority
  Revenue Bonds
  (State Museum of Natural History)
  V.R.D.N. Series 2001 (Bank One)
   11-01-21                1.11                  6,500,000(e)     6,500,000

District of Columbia (4.8%)
District of Columbia Revenue Bonds
 (American Psychologist Association)
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28                1.13                  2,755,000(e)     2,755,000
District of Columbia Revenue Bonds
  (Trinity College)
  V.R.D.N. Series 2001 (Wachovia Bank)
   07-01-31                1.09                  4,000,000(e)     4,000,000
Total                                                             6,755,000

Florida (7.0%)
Collier County HFA (Cleveland Clinic Health System) C.P.
  Series 2003C-2 (Bank of America)
   08-13-04                1.10                  1,500,000        1,500,000
   09-22-04                1.20                  5,000,000        5,000,000
Jacksonville Electric Authority Refunding
  Revenue Bonds C.P. Series C-1
   07-07-04                0.95                  1,000,000        1,000,000
   08-11-04                1.07                  2,370,000        2,370,000
Total                                                             9,870,000

Georgia (7.1%)
Cobb County Development Authority Revenue Bonds
  (Kennesaw State University Foundation)
  V.R.D.N. Series 2003A
  (Wachovia Bank, Allied Irish Bank)
   08-01-31                1.09                  5,000,000(e)     5,000,000
DeKalb County Hospital Authority Revenue Bonds
  (DeKalb Medical Center) V.R.D.N Series 2003B
  (Wachovia Bank) FSA
   09-01-31                1.09                  5,000,000(e)     5,000,000
Total                                                            10,000,000

See accompanying notes to investments in securities.
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8   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Issue(b,c,d)          Annualized                 Amount            Value(a)
                     yield on date             payable at
                      of purchase               maturity

Illinois (12.7%)
Chicago Unlimited General Obligation Revenue Bonds
  (Neighborhoods Alive 21-B) V.R.D.N
  Series 2002B (Lloyds TSB Group) MBIA
   01-01-37                1.08%                $5,100,000(e)    $5,100,000
Cook County Capital Improvement Unlimited General
  Obligation Bonds V.R.D.N. Series 2002B
   11-01-31                1.11                  7,000,000(e)     7,000,000
State Development Finance Authority Revenue Bonds
  (YMCA of Metro Chicago) V.R.D.N.
  Series 2001 (Harris Trust & Savings Bank)
   06-01-29                1.10                  2,900,000(e)     2,900,000
State Unlimited General Obligation Bonds
  V.R.D.N. Series 2003B
   10-01-33                1.06                  3,000,000(e)     3,000,000
Total                                                            18,000,000

Indiana (1.4%)
State Bond Bank Advance Funding Revenue Notes
  Series 2004A
   01-25-05                1.10                  2,000,000        2,010,113

Kentucky (4.1%)
Newport Revenue Bonds (League of Cities)
  V.R.D.N. Series 2002 (U.S. Bank)
   04-01-32                1.10                  5,800,000(e)     5,800,000

Maryland (2.1%)
Montgomery Industrial Development Bonds
  C.P. Series 1990 (General Electric)
   08-10-04                1.03                  3,000,000        3,000,000

Michigan (1.0%)
Detroit Sewage Disposal System
  Senior Lien Revenue Bonds
  V.R.D.N Series 2003B (Dexia Credit Local) FSA
   07-01-33                1.06                    700,000(e)       700,000
University of Michigan
  Refunding Bonds (University of
  Michigan Hospitals) V.R.D.N. Series1992A
   12-01-19                1.08                    700,000(e)       700,000
Total                                                             1,400,000

Minnesota (8.8%)
Southern Minnesota Municipal Power Authority C.P.
  Series B
   07-20-04                1.06                  3,800,000        3,800,000
State Higher Education Facilities Authority
  Revenue Bonds (Macalester College) V.R.D.N Series 5-Q
   03-01-33                1.13                  5,265,000(e)     5,265,000
University of Minnesota Revenue Bonds
    V.R.D.N. Series 1999A
   01-01-34                1.09                  3,305,000(e)     3,305,000
Total                                                            12,370,000

Nebraska (3.9%)
Nebraska Pubic Power District Revenue Bonds
  Series A
   08-12-04                1.06                  3,500,000        3,500,000
   08-16-04                1.15                  2,000,000        2,000,000
Total                                                             5,500,000

New Hampshire (4.7%)
State Health & Educational Facilities Authority
  Revenue Bonds (Brewster Academy)
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31                1.13                  6,640,000(e)     6,640,000

Ohio (0.1%)
Cuyahoga County Revenue Bonds (Cleveland Clinic
  Health Systems) V.R.D.N Series 2003B-2
  (J.P. Morgan Chase Bank)
   01-01-35                1.10                    100,000(e)       100,000

Texas (12.0%)
Bell County Health Facility Development
  Revenue Bonds (Scott & White
  Memorial Hospital) V.R.D.N Series 2001-1
  (J.P. Morgan Chase) MBIA
   08-15-31                1.10                  3,000,000(e)     3,000,000
Bell County Health Facility Development
  Revenue Bonds (Scott & White
  Memorial Hospital) V.R.D.N Series 2001-2
  (Westdeutsche Landesbank Girozentrale) MBIA
   08-15-31                1.10                    700,000(e)       700,000
Harris County Health Facilities Development Authority
  Revenue Bonds (Methodist Hospital)
  V.R.D.N. Series 2002
   12-01-32                1.10                  1,720,000(e)     1,720,000

See accompanying notes to investments in securities.

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9   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Issue(b,c,d)          Annualized                 Amount            Value(a)
                     yield on date             payable at
                      of purchase               maturity

Texas (cont.)
Houston General Obligation Notes C.P. Series D
   08-09-04                1.10%                $2,000,000       $2,000,000
San Antonio Electric & Gas Systems C.P. Series A
   08-11-04                1.12                  2,500,000        2,500,000
San Antonio Water Sub Lien Refunding Revenue
  Bonds V.R.D.N. Series 2003B
  (J.P. Morgan Chase Bank) MBIA
   05-15-33                1.05                  3,990,000(e)     3,990,000
State T.R.A.N. Series 2003
   08-31-04                1.16                  3,000,000        3,004,198
Total                                                            16,914,198

Utah (2.1%)
Intermountain Power Agency Power Supply
  C.P. Series 1985B-5
   07-13-04                1.09                  3,000,000        3,000,000

Virginia (5.0%)
Chesapeake Hospital Authority Revenue Bonds
  (Chesapeake General Hospital)
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31                1.08                  7,000,000(e)     7,000,000

Washington (4.8%)
State Higher Education Facilities Authority
  Revenue Bonds (Seattle Pacific University)
  V.R.D.N. Series 2000B (Bank of America)
   10-01-30                1.08                  6,800,000(e)     6,800,000

Wisconsin (3.4%)
Milwaukee County Revenue Bonds
  (Milwaukee Public Museum)
  V.R.D.N. Series 2000
  (Bank One)
   04-01-35                1.08                  1,200,000(e)     1,200,000
Milwaukee Redevelopment Authority Revenue Bonds
  (La Causa) V.R.D.N. Series 2000
  (Firstar Bank)
   12-01-20                1.06                  3,650,000(e)     3,650,000
Total                                                             4,850,000

Total investments in securities
(Cost: $141,109,311)(f)                                        $141,109,311

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.    --  Bond Anticipation Note

     C.P.      --  Commercial Paper

     R.A.N.    --  Revenue Anticipation Note

     T.A.N.    --  Tax Anticipation Note

     T.R.A.N.  --  Tax & Revenue Anticipation Note

     V.R.D.N.  --  Variable Rate Demand Note

(c) Parentheses may be used to indicate that the Fund is entitled to receive principal and interest from the specified party after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     FSA       --  Financial Security Assurance

     MBIA      --  MBIA Insurance Corporation

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(f) Also represents the cost of securities for federal income tax purposes at June 30, 2004.

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10   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

June 30, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $141,109,311)                                                             $141,109,311
Cash in bank on demand deposit                                                                      39,641
Capital shares receivable                                                                            9,955
Accrued interest receivable                                                                        218,613
                                                                                                   -------
Total assets                                                                                   141,377,520
                                                                                               -----------

Liabilities
Dividends payable to shareholders                                                                    1,408
Accrued investment management services fee                                                           1,393
Accrued distribution fee                                                                               387
Accrued transfer agency fee                                                                            235
Accrued administrative services fee                                                                    116
Other accrued expenses                                                                              41,287
                                                                                                    ------
Total liabilities                                                                                   44,826
                                                                                                    ------
Net assets applicable to outstanding capital stock                                            $141,332,694
                                                                                              ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                      $  1,413,576
Additional paid-in capital                                                                     139,938,816
Excess of distributions over net investment income                                                  (1,200)
Accumulated net realized gain (loss) (Note 5)                                                      (18,498)
                                                                                                   -------
Total -- representing net assets applicable to outstanding capital stock                      $141,332,694
                                                                                              ============
Shares outstanding                                                                             141,357,568
                                                                                               -----------
Net asset value per share of outstanding capital stock                                        $       1.00
                                                                                              ------------

See accompanying notes to financial statements.

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11   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund

Six months ended June 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                          $771,332
                                                                                                  --------
Expenses (Note 2):
Investment management services fee                                                                 273,016
Distribution fee                                                                                    75,838
Transfer agency fee                                                                                 79,539
Administrative services fees and expenses                                                           23,644
Compensation of board members                                                                        3,733
Custodian fees                                                                                      13,804
Printing and postage                                                                                33,170
Registration fees                                                                                   29,310
Audit fees                                                                                          11,250
Other                                                                                                  287
                                                                                                       ---
Total expenses                                                                                     543,591
   Earnings credits on cash balances (Note 2)                                                       (3,583)
                                                                                                    ------
Total net expenses                                                                                 540,008
                                                                                                   -------
Investment income (loss) -- net                                                                    231,324
                                                                                                   -------
Net increase (decrease) in net assets resulting from operations                                   $231,324
                                                                                                  ========

See accompanying notes to financial statements.

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12   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund
                                                                            June 30, 2004     Dec. 31, 2003
                                                                          Six months ended     Year ended
                                                                             (Unaudited)
Operations and distributions
Investment income (loss) -- net                                           $     231,324      $     705,289
                                                                          -------------      -------------
Distributions to shareholders from:
   Net investment income                                                       (232,524)          (705,289)
                                                                               --------           --------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                               106,268,694        233,230,786
Net asset value of shares issued in reinvestment of distributions               226,348            739,575
Payments for redemptions of shares                                         (134,631,075)      (271,971,695)
                                                                           ------------       ------------
Increase (decrease) in net assets from capital share transactions           (28,136,033)       (38,001,334)
                                                                            -----------        -----------
Total increase (decrease) in net assets                                     (28,137,233)       (38,001,334)
Net assets at beginning of period                                           169,469,927        207,471,261
                                                                            -----------        -----------
Net assets at end of period                                               $ 141,332,694      $ 169,469,927
                                                                          =============      =============

See accompanying notes to financial statements.

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13   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund

(Unaudited as to June 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------
14   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $22 per shareholder account for this service.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has an agreement with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the six months ended June 30, 2004, the Fund's custodian and transfer agency fees were reduced by $3,583 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $204,236,608 and $231,205,000 respectively, for the six months ended June 30, 2004. Realized gains and losses, if any, are determined on an identified cost basis.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2004.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $18,498 as of Dec. 31, 2003 that will expire in 2008 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                          2004(e)  2003    2002     2001     2000
Net asset value, beginning of period                                 $1.00    $1.00   $1.00    $1.00    $1.00
Income from investment operations:
Net investment income (loss)                                            --       --     .01      .02      .03
Less distributions:
Dividends from net investment income                                    --       --    (.01)    (.02)    (.03)
Net asset value, end of period                                       $1.00    $1.00   $1.00    $1.00    $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                               $141     $169    $207     $207     $227
Ratio of expenses to average daily net assets(b)                      .71%(c)  .71%    .59%     .59%     .59%
Ratio of net investment income (loss) to average daily net assets     .30%(c)  .37%    .89%    2.17%    3.45%
Total return                                                          .15%(d)  .37%    .89%    2.21%    3.50%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended June 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owing different funds. In addition, if these transactional costs were included, your costs would have been higher.

AXP Tax-Free Money Fund
                                                 Beginning              Ending                   Expenses paid
                                               account value         account value           during the period(a)
                                               Jan. 1, 2004          June 30, 2004        Jan. 1, 2004-June 30, 2004
Actual(b)                                         $1,000               $1,001.50                     $3.53
Hypothetical (5% return before expenses)          $1,000               $1,021.33                     $3.57

(a) Expenses are equal to the Fund's annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)  0.15% for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
17   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after August 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
18   --   AXP TAX-FREE MONEY FUND   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.    Submission of matters to a vote of security holders. Not applicable.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 2, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 2, 2004